Consolidated Statement of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.96	$ 0.88	$ 0.80